Schedule of sureties and guarantees granted (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount guarantees	R$ 1,344,684
Caiua Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	02.15.2029
Amount approved	R$ 84,600
Balance	R$ 34,887
Interest	49.00%
Amount guarantees	R$ 5,956
Cantareira Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Amount approved	R$ 100,000
Balance	R$ 95,734
Interest	49.00%
Amount guarantees	R$ 46,910
Date issued	08.15.2032
Cantareira Transmissora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	09.15.2032
Amount approved	R$ 426,834
Balance	R$ 393,860
Guaraciaba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	01.15.2031
Amount approved	R$ 440,000
Balance	R$ 315,771
Interest	49.00%
Amount guarantees	R$ 154,728
Guaraciaba Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	12.15.2030
Amount approved	R$ 118,000
Balance	129,481
Amount guarantees	R$ 63,446
Matrincha Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	06.15.2029
Amount approved	R$ 691,440
Balance	R$ 381,197
Interest	49.00%
Amount guarantees	R$ 186,787
Matrincha Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (2nd)
Final maturity	06.15.2029
Amount approved	R$ 180,000
Balance	R$ 219,345
Matrincha Transmissora 2 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (3rd)
Final maturity	12.15.2038
Amount approved	R$ 135,000
Balance	R$ 143,274
I M T E Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	02.12.2029
Amount approved	R$ 142,150
Balance	R$ 60,694
Interest	49.00%
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (2nd)
Final maturity	11.15.2030
Amount approved	R$ 210,000
Balance	R$ 211,926
Interest	5010.00%
Amount guarantees	R$ 106,175
Mata De Santa Genebra 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (3rd)
Final maturity	11.15.2041
Amount approved	R$ 1,500,000
Balance	1,511,366
Amount guarantees	R$ 757,194
Paranaiba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	10.15.2030
Amount approved	R$ 606,241
Balance	R$ 445,168
Interest	24.50%
Paranaiba Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	03.15.2028
Amount approved	R$ 120,000
Balance	95,868
Amount guarantees	R$ 23,488